RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

	December 31, 2022	December 31, 2021
	$	$
Key management personnel of the Company
Employee benefit expenses	2,641	1,158
Share-based payments	2,475	3,435
Directors of the Company
Board fees	829	643
Share-based payments	1,247	2,333

In addition to transactions with Pallinghurst and Investissement Québec disclosed previously in the consolidated financial statements and in accordance with IAS 24 Related Party Disclosures, key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

As at December 31, 2022, Pallinghurst owns 20.66% of the Company’s issued and outstanding common shares and has significant influence over the Company (2021– 20.94%).

In November 2022, the Company closed a private placement of unsecured convertible notes for aggregate gross proceeds of US$50M with Mitsui, Pallinghurst and Investissement Québec. Of the US$50M, Pallinghurst and Investissement Québec each subscribed for US$12,5M. More details on the transaction are provided in note 15.

Severance

The Company has commitments under certain management contracts with key executives. Minimum commitments under these contracts are approximately $2,150 ($1,554 in 2021). These contracts require additional minimum payments of approximately $4,379 ($3,139 in 2021) to be made upon the occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.